Financial Instruments and Risk Management - Accounts Receivable Aging (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss, receivables	$ 4	$ 3
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,499
Trade receivables | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	(34)
Trade receivables | Current | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,418
Trade receivables | Past due (1 - 30 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	64
Trade receivables | Past due (31 - 60 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	4
Trade receivables | Past due (61 - 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	0
Trade receivables | Past due (more than 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 47